PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Land	$ 1,493	$ 1,493
Buildings and improvements	6,491	6,454
Furniture and equipment	2,159	1,949
Automobiles	64	29
Property, Plant and Equipment, Gross	10,207	9,925
Less: accumulated depreciation	5,578	5,317
Balance at end of year	$ 4,629	$ 4,608